CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Dec. 31, 2024	Dec. 31, 2023
Class A ordinary shares
Ordinary shares
Ordinary shares, par value	$ 0.001	$ 0.001
Authorized	860,000,000	860,000,000
Issued	58,730,507	57,861,327
Outstanding	42,505,619	46,756,137
Treasury shares	16,224,888	11,105,190
Class B ordinary shares
Ordinary shares
Ordinary shares, par value	$ 0.001	$ 0.001
Authorized	40,000,000	40,000,000
Issued	7,206,059	7,206,059
Outstanding	7,206,059	7,206,059